Significant Accounting Policies - Summary of Detailed Information About in Adoption of Increase Decrease Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Property and equipment	R$ 548,607		R$ 266,273	R$ 189,631
Total assets	19,605,749		13,293,218
Liabilities and equity
Loans and financing	2,947,811		761,056
Total liabilities	R$ 13,632,744		R$ 8,200,227
Increase Decrease InAdoption of Financial Position [Member]
Assets
Total assets		R$ 40,935
Liabilities and equity
Loans and financing		40,935
Total liabilities		40,935
Increase Decrease InAdoption of Financial Position [Member] | Office [Member]
Assets
Property and equipment		35,213
Increase Decrease InAdoption of Financial Position [Member] | Vehicles [member]
Assets
Property and equipment		R$ 5,722